Face value - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Debt Instrument [Line Items]
Interest accrued	$ 24,320		$ 58,712
Note Payable Related Party [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Face value	$ 143,661	$ 128,269
Interest rate	12.00%	12.00%
Debt Instrument, Maturity Date	Dec. 31, 2021	Dec. 31, 2020
Interest accrued	$ 15,392